FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. For certain instruments, including cash and cash equivalents, accounts payable, and accrued expenses, it was estimated that the carrying amount approximated fair value because of the short maturities of these instruments.

Fair value is estimated using various valuation models, which utilize certain inputs and assumptions that market participants would use in pricing the asset or liability. The inputs and assumptions used in valuation models are classified in the fair value hierarchy as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Quoted market prices for similar instruments in an active market; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations inputs of which are observable and can be corroborated by market data.

Level 3: Unobservable inputs and assumptions that are supported by little or no market activity and that are significant to the fair value of the asset and liability. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining the appropriate hierarchy levels, the Company analyzes the assets and liabilities that are subject to fair value disclosure. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

The significant estimates used in the determining the fair value of the 2020 Notes warrants (Note 4) were as follows:

	12/31/2021 (1)	12/31/2020
Stock price	$22.75	$49.75
Initial exercise price	$49.75	$49.75
Contractual Term	5.0	5.0
Volatility	89.2%	98%
Discount rate	1.26%	0.81%
(1)	The warrants issued during 2020 were not exchanged for fixed term warrants until 2022, therefore the existing warrants were still considered outstanding at December 31, 2021 and classified as a liability instrument.

The significant estimates used in such calculation of the fair value of the warrants issued in connection with the Bridge Financing (Note 5) were as follows:

	Transaction Date	Merger Date
	March - May 2021	10/28/2021
Stock price	$49.75 (post exchange ratio)	$11.64 (post exchange ratio)
Initial exercise price	$49.75 (post exchange ratio)	$49.75 (post exchange ratio)
Contractual Term	5.0	5.0
Volatility	92%	89.2%
Discount rate	0.98%	1.18%

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy at December 31, 2021 and 2020:

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	—	—	$373,599	$373,599
Total Warrant Liability	—	—	$373,599	$373,599

December 31, 2020	Level 1	Level 2	Level 3	Total
2020 Notes payable	$—	$—	$1,213,333	$1,213,333
Total Liabilities	$—	—	$1,213,333	$1,213,333

The fair value of the convertible notes payable issued in 2020 was determined to be $1,213,333, resulting in a charge to operations of $378,333 during 2020. The fair value adjustment from December 31, 2020 to their conversion to ADSs at the Merger date was not material. The initial fair value of the Bridge Notes issued in 2021 was determined to be approximately $5,000,000, resulting in a charge to operations of $1,250,000 during 2021. The fair value adjustment from the Bridge Notes issuances to their conversion to ADSs upon the Merger date was not significant. The Bridge Notes and 2020 Notes were converted into ADSs at the Merger date. See Notes 4 and 5.

The following shows the movement of the warrant liability balance during 2021.

	Bridge Financing	2020 Notes
	Warrants	Warrants
Beginning Balance	$—	$—
Warrant value at issuance (recorded as warrant liability expense)	3,783,079	894,113
Change in Fair value of warrants	8,627,651	(520,514)
Reclassification of warrant liability to an equity instrument	(12,410,730)	—
Ending Balance	$—	$373,599

The change in fair value of the Bridge Note warrants are included in other expense in the accompanying consolidated financial statements from the issuance date to the Merger Date. The Exchange warrants issued to the Investor on the Merger date was determined to be an equity-classified instrument, and accordingly the warrant liability on such date of $12,410,730 was reclassified to additional paid in capital on that date.